Christopher Sechler

Assistant Secretary

601 Congress Street

Boston, MA 02210

(617) 663-2261

April 10, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials on Schedule 14A for John Hancock Funds II,

File No. 811-21779, on behalf of its series, Asia Total Return Bond Fund (the “Fund”).

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are a Notice of Special Meeting of Shareholders, Preliminary Proxy Statement and Form of Proxy Card (collectively, the “Proxy Materials”). The Proxy Materials relate to the Special Meeting of Shareholders of the Fund scheduled to be held on May 24, 2013 for the purpose of considering a change in the Fund’s diversification investment policy. It is anticipated that the Proxy Materials will be mailed to shareholders on or about April 26, 2013.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-2261.

Sincerely,

/s/ Christopher Sechler

Christopher Sechler, Esq.

Assistant Secretary